Shareholders’ Equity	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

The Company was incorporated on October 9, 2018, with authorized share capital of US$15,000 divided into 150,000,000 shares, of which 140,000,000 shares are designated as ordinary shares at par value of US$0.0001 each and 10,000,000 shares as preferred shares at par value of US$0.0001 each. On October 9, 2018, the Company issued 12,000,000 ordinary shares with par value of US$0.0001 to its sole shareholder, Mr. Bao, in connection with the incorporation of the Company. On June 3, 2019, the Company issued 377,514 ordinary shares, par value US$0.0001 per share, to HMercury Capital Limited.

On April 29, 2020, the Company approved a board resolution, which became effective immediately, that agreed to repurchase 7,620,000 and 239,721 ordinary shares, which were subsequently cancelled, at par value from Grandsky Phoenix Limited and HMercury Capital Limited, respectively, in accordance with their respective share percentages based on the share repurchase agreement that the Company entered into with Grandsky Phoenix Limited and HMercury Capital Limited on April 29, 2020. On August 13, 2020, the Company approved a board resolution and signed capital contribution letter with Grandsky Phoenix Limited and HMercury Capital Limited, respectively. Based on the capital contribution letter, each shareholder opted not to receive the consideration for the Repurchased Shares and made a pure capital contribution in the sum of the purchase price in favor of the Company without the issue of additional shares of the Company. Mr. Bao, through Grandsky Phoenix Limited, and Mr. He, through HMercury Capital Limited, own 96.95% and 3.05% of our issued and outstanding ordinary shares, respectively, before and after the repurchase of ordinary shares in April 2020. The Company considers this repurchase of ordinary shares was part of the Company’s recapitalization to result in 4,517,793 ordinary shares issued and outstanding prior to completion of its IPO. The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split. The issuance and repurchase of ordinary shares are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented. As of March 31, 2020 and 2021, the Company had 140,000,000 authorized ordinary shares, and 4,517,793 ordinary shares were issued and outstanding, respectively.